SUBSEQUENT EVENTS AFTER 30th JUNE, 2019	6 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS AFTER 30th JUNE, 2019
NOTE 12 - SUBSEQUENT EVENTS AFTER 30th JUNE, 2019	NONE.